Cover - shares	12 Months Ended
	Mar. 31, 2024	Aug. 12, 2024
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Mar. 31, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--03-31
Entity File Number	001-41385
Entity Registrant Name	Visionary Holdings Inc.
Entity Central Index Key	0001892274
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	105 Moatfield Dr. Unit 1003
Entity Address, Address Line Two	Toronto
Entity Address, City or Town	Ontario
Entity Address, Country	CA
Entity Address, Postal Zip Code	M3B 0A2
Title of 12(b) Security	Common Shares
Trading Symbol	GV
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		3,774,262
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	6781
Auditor Name	YCM CPA, Inc.
Auditor Location	Irvine, California
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	105 Moatfield Dr. Unit 1003
Entity Address, Address Line Two	Toronto
Entity Address, City or Town	Ontario
Entity Address, Country	CA
Entity Address, Postal Zip Code	M3B 0A2
City Area Code	905
Local Phone Number	739-0593
Contact Personnel Name	Mr. Zhong Chen
Contact Personnel Email Address	lawrencechen@farvision.ca